Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	38 Months Ended	40 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 06, 2023	Jun. 30, 2022	Jun. 30, 2021	May 03, 2021	Feb. 26, 2021
C000222789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger 35 ETF
Account Value	$ 10,691.90	$ 10,691.90	$ 10,691.90	$ 10,691.90	$ 10,691.90	$ 10,691.90	$ 10,691.90	$ 7,809.34		$ 7,060.00	$ 10,600.00	$ 10,000.00
Average Annual Return, Percent				36.91%		2.14%
C000248577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity ETF
Average Annual Return, Percent	11.65%
C000248578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters ETF
Average Annual Return, Percent	11.76%
C000222788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap 40 ETF
Account Value	$ 8,499.67	$ 8,499.67	8,499.67	$ 8,499.67	8,499.67	$ 8,499.67	$ 8,499.67	6,730.01		6,798.68	10,330.00		$ 10,000.00
Average Annual Return, Percent				26.30%			(4.75%)
C000240821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Enduring Growth ETF
Account Value	11,873.74	$ 11,873.74	11,873.74	$ 11,873.74	$ 11,873.74	11,873.74	$ 11,873.74	10,517.60	$ 10,000
Average Annual Return, Percent				12.89%	13.92%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Account Value	14,090.07124	$ 14,090.07124	$ 14,090.07124	$ 14,090.07124	$ 14,090.07124	$ 14,090.07124	14,090.07124	10,656.5355		8,417.4846	10,493	10,000
Average Annual Return, Percent			32.22%			11.47%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 13,682.96362	$ 13,682.96362	$ 13,682.96362	$ 13,682.96362	$ 13,682.96362	$ 13,682.96362	$ 13,682.96362	10,985.03823	10,000	9,185.5826	10,277	$ 10,000	10,000
Average Annual Return, Percent	6.43%			24.56%	27.45%	10.44%	13.10%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Account Value	$ 10,870.15	$ 10,870.15	$ 10,870.15	$ 10,870.15	$ 10,870.15	$ 10,870.15	$ 10,870.15	$ 9,448.19	$ 10,000	$ 7,673.35	$ 10,895.00		$ 10,000.00
Average Annual Return, Percent				15.05%	15.92%		2.53%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent	10.63%